Investment Objectives and Goals - Clockwise U.S. Core Equity ETF	Dec. 23, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CLOCKWISE U.S. CORE EQUITY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.